Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jan. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Accrued liabilities for legal proceeding (Note 24)				¥ 60,000
Accrued payroll		¥ 56,463		51,072
Customer advance payments relating to Databook		47,703		47,703
Consideration payable of business combination		1,333		1,333
Operating lease liabilities		¥ 7,893		¥ 8,995
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		Total	Total	Total
Accrued expenses		¥ 13,261		¥ 27,565
Payable to employees for proceeds from shares as sold		504		1,727
Others		25,364		22,471
Total		¥ 152,521	$ 23,934	¥ 220,866
Impose confiscation of gains	¥ 30,000
Imposed fine	30,000
Imposed confiscation of gains and fines	¥ 60,000